Derivative Financial Instruments and Hedging - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized from derivatives	$ 0	$ (30,200,000)	$ 28,600,000